Cover	Mar. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 06, 2025
Entity Registrant Name	a.k.a. Brands Holding Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40828
Entity Tax Identification Number	87-0970919
Entity Address, Address Line One	100 Montgomery Street, Suite 2270
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	295-6085
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AKA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001865107
Amendment Flag	false